    As filed with the Securities and Exchange Commission on March 16, 2012

                                                            File Nos. 333-46453
                                                                      811-08657

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933     [X]
                        Pre-Effective Amendment No.    [_]
                      Post-Effective Amendment No. 24  [X]
                                    and/or
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                              Amendment No. 25           [X]

                       (Check appropriate box or boxes)

                               -----------------

                          PIONEER EQUITY INCOME FUND
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Secretary, Pioneer Equity Income Fund
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                               -----------------

   It is proposed that this filing will become effective (check appropriate box):

       [X]immediately upon filing pursuant to paragraph (b)
       [_]on [date] pursuant to paragraph (b)
       [_]60 days after filing pursuant to paragraph (a)(1)
       [_]on [date] pursuant to paragraph (a)(1)
       [_]75 days after filing pursuant to paragraph (a)(2)
       [_]on [date] pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

       [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 16th day of March, 2012.

                                             PIONEER EQUITY INCOME FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on March 16, 2012:

Signature                Title

John F. Cogan, Jr.*      Chairman of the Board,
John F. Cogan, Jr.       President (Principal Executive
                         Officer) and Trustee

Mark E. Bradley*         Treasurer (Principal
Mark E. Bradley          Financial and Accounting
                         Officer)

David R. Bock*           Trustee
David R. Bock

Mary K. Bush*            Trustee
Mary K. Bush

Benjamin M. Friedman*    Trustee
Benjamin M. Friedman

Margaret B. W. Graham*   Trustee
Margaret B. W. Graham

/s/ Daniel K. Kingsbury  Executive Vice President and
Daniel K. Kingsbury      Trustee

Thomas J. Perna*         Trustee
Thomas J. Perna

Marguerite A. Piret*     Trustee
Marguerite A. Piret

Stephen K. West*         Trustee
Stephen K. West

*By:  /s/ Daniel K. Kingsbury    Dated: March 16, 2012
      Daniel K. Kingsbury
      Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No.  Description
EX-101.INS   XBRL Instance Document
EX-101.SCH   XBRL Taxonomy Extension Schema Document
EX-101.CAL   XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF   XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB   XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE   XBRL Taxonomy Extension Presentation Linkbase